ALLIANCE GROWTH & INCOME FUND

ANNUAL REPORT
OCTOBER 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                            ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

December 28, 1999

Dear Shareholder:

This annual report provides you with an update of the performance and market activity of Alliance Growth & Income Fund (the "Fund") for the period ended October 31, 1999.

INVESTMENT RESULTS
We have recently changed the Fund's benchmark from the Standard & Poor's 500 Stock Index ("S&P 500") to the Russell 1000 Value Index, as the latter more closely reflects the style and composition of the Fund's portfolio. For comparative purposes, the S&P 500's returns will be included in this report, but will be removed from all future reports.

The Fund underperformed the S&P 500 over the six- and 12-month periods ended October 31, 1999. This was a period during which the value style of investing practiced by the Fund remained out of favor, as can be seen by comparing the results of the more growth-oriented S&P 500 with the Russell 1000 Value Index. The Fund suffered versus the S&P 500 primarily due to its relative underweighting in large technology stocks. Technology comprised more than 23% of the S&P 500 at the end of October 1999, versus comprising about 15% of the Fund. While technology stocks are driving the market, we believe that their lofty valuations make many of them inappropriate for a fund oriented toward less expensive securities.

The Fund did, however, exceed the returns of its benchmark, the Russell 1000 Value Index, as well as its peer group, as represented by the Lipper Multi-Cap Value Funds Average. Compared to the S&P 500's heavy technology weighting, technology makes up only about 4% of the Russell 1000 Value Index. The Fund's higher technology weighting, combined with good performance from its bank stocks, helped the Fund's results relative to the Russell 1000 Value Index. The Fund's holdings in tobacco and hospital corporations were uniformly negative for returns.

INVESTMENT RESULTS*
Periods Ended October 31, 1999
                                            TOTAL RETURNS
                                        6 MONTHS      12 MONTHS
                                       ----------    -----------
ALLIANCE GROWTH & INCOME FUND
  Class A                                -2.11%         20.48%
  Class B                                -2.45%         19.56%
  Class C                                -2.45%         19.56%

RUSSELL 1000 VALUE INDEX                 -2.91%         16.52%

S&P 500                                   2.74%         25.66%

LIPPER MULTI-CAP VALUE FUNDS AVERAGE     -3.58%         11.72%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF OCTOBER 31, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED RUSSELL 1000 VALUE INDEX CONTAINS THOSE SECURITIES IN THE RUSSELL 1000 STOCK INDEX WITH A LESS THAN AVERAGE GROWTH ORIENTATION. THE UNMANAGED RUSSELL 1000 STOCK INDEX IS COMPRISED OF 1000 OF THE LARGEST CAPITALIZED COMPANIES THAT ARE TRADED IN THE UNITED STATES. THE UNMANAGED S&P 500 INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED LIPPER MULTI-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE OF 510 FUNDS FOR THE SIX-MONTH PERIOD AND 478 FUNDS FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 1999. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO ALLIANCE GROWTH & INCOME FUND, ALTHOUGH THE INVESTMENT POLICIES OF SOME FUNDS INCLUDED IN THE AVERAGE MAY VARY. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX OR AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


1


                                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

INVESTMENT DISCUSSION
The past year has continued the trend of growth stock domination that began five years ago at the end of 1994. Through the end of October 1999, the Russell 1000 Growth Index has exhibited a trailing 12-month return of 34.3% compared to the Russell 1000 Value Index's appreciation of 16.5%. Value funds, such as the Alliance Growth & Income Fund, have generally seen their performance negatively affected by this discrepancy.

We have been waiting for the stock market to broaden into value equities for quite some time and believe that macroeconomic conditions continue to favor such an occurrence. There are two primary reasons why we believe this is true. First, the global economy has reaccelerated in 1999 and is forecast to continue growing in 2000. When growth is slow, as it was in 1998, investors bid up the premium that growth stocks command due to the stocks' scarcity value. But when economic growth returns, the number of attractive investments broadens, and economically cyclical stocks become desired investments. Second, the disinflationary trend in the domestic economy has begun to reverse and mild inflationary circumstances have returned. Disinflation helps growth stocks because their future results, which make up a large portion of their valuation, are discounted at smaller increments. This process is expected to reverse with any impending pick up of inflation. We anticipate that value stocks will find favor once again as global growth persists.

INVESTMENT OUTLOOK
Your Fund has been consistent in its portfolio characteristics of maintaining a defensive dividend yield and price-to-earnings ratio, a fully invested posture, and a high degree of sector and industry diversification. We continue to seek the stocks of companies with reasonable valuation combined with growth potential. Finally, we rely on Alliance's internal research capabilities in selecting stocks that we expect to deliver superior performance.

Thank you for your continued interest and investment in Alliance Growth & Income Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,



John D. Carifa
Chairman and President



Paul Rissman
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                 ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

Alliance Growth & Income Fund seeks to provide income and appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and, under certain market conditions, other types of securities, including bonds, convertible bonds, and preferred stocks.

INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 1999

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      20.48%         15.44%
Five Years                    22.69%         21.67%
Ten Years                     15.10%         14.61%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      19.56%         15.56%
Five Years                    21.77%         21.77%
Since Inception* (a)          15.18%         15.18%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      19.56%         18.56%
Five Years                    21.76%         21.76%
Since Inception*              17.44%         17.44%

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 1999)
                            CLASS A        CLASS B        CLASS C
                          ------------   ------------   ------------
1 Year                        21.66%         22.22%         24.81%
5 Years                       21.03%         21.03%         21.02%
10 Years                      13.75%           n/a            n/a
Since Inception*              10.97%         14.71% (a)     16.83%



The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 7/1/32, Class A; 2/8/91, Class B; 5/3/93, Class C.

n/a: not applicable.

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


3


                                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

ALLIANCE GROWTH &INCOME FUND
GROWTH OF A $10,000 INVESTMENT
10/31/89 TO 10/31/99

$58,000
$48,000
$38,000
$28,000
$18,000
$10,000
$8,000

S&P 500 STOCK INDEX: $51,454
RUSSELL 1000 VALUE INDEX: $44,191
ALLIANCE GROWTH & INCOME FUND CLASS A: $39,107
LIPPER MULTI-CAP VALUE FUNDS AVERAGE: $34,892

10/31/89   10/31/90   10/31/91   10/31/92   10/31/93   10/31/94   10/31/95
   10/31/96   10/31/97   10/31/98   10/31/99


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth &Income Fund Class A shares (from 10/31/89 to 10/31/99) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard &Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

The Lipper Multi-Cap Value Funds Average reflects performance of 87 funds (based on the number of funds in the average from 10/31/89 to 10/31/99). These funds have generally similar investment objectives to Alliance Growth &Income Fund, although the investment policies of some funds included in the average may vary.

When comparing Alliance Growth &Income Fund to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses.


Alliance Growth &Income Fund
Standard &Poor's 500 StockIndex
Russell 1000Value Index
Lipper Multi-Cap Value Funds Average


4


TEN LARGEST HOLDINGS
OCTOBER 31, 1999                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                         VALUE               NET ASSETS
-------------------------------------------------------------------------------
Household International, Inc.              $  160,650,000              4.1%
Bank of America Corp.                         146,453,125              3.8
Tyco International Ltd.                       122,208,750              3.1
Tenet Healthcare Corp.                        115,071,944              3.0
Citigroup, Inc.                               110,212,031              2.8
First Data Corp.                              102,796,875              2.6
USX-Marathon Group                             98,151,250              2.5
MediaOne Group, Inc.                           97,065,700              2.5
Pepsi Bottling Group, Inc.                     95,120,625              2.4
Schering-Plough Corp.                          89,694,000              2.3
                                           $1,137,424,300             29.1%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1999
_______________________________________________________________________________

                                                          SHARES*
-------------------------------------------------------------------------------
                                                                  HOLDINGS
PURCHASES                                        BOUGHT           10/31/99
-------------------------------------------------------------------------------
Bank of America Corp.                           1,145,000        2,275,000
BellSouth Corp.                                 1,560,000        1,560,000
First Data Corp.                                1,500,000        2,250,000
Kroger Co.                                      3,295,700        3,701,000
Lyondell Chemical Co.                           3,840,000        3,840,000
MediaOne Group, Inc.                              897,600        1,217,600
Motorola, Inc.                                    600,000          600,000
Pepsi Bottling Group, Inc.                      4,110,000        5,230,000
Schering-Plough Corp.                           1,812,000        1,812,000
Tyco International Ltd.                         2,210,000        3,060,000

                                                                  HOLDINGS
SALES                                                SOLD         10/31/99
-------------------------------------------------------------------------------
Allied-Signal, Inc.                               500,000          101,000
AMFM, Inc.                                        272,000               -0-
Apache Corp.                                      710,200               -0-
AT&T Corp.                                        395,000          956,923
BJ Services Co.                                   940,000               -0-
Bristol-Myers Squibb Co.                          743,000          913,000
Electronic Data Systems Corp.                     550,000          550,300
Harley-Davidson, Inc.                             500,000               -0-
Procter & Gamble Co.                              550,000               -0-
Tellabs, Inc.                                     100,000          250,000


* Adjusted for stock splits.


5


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-93.9%
FINANCE-19.8%
BANKING - MONEY CENTERS-4.6%
Chase Manhattan Corp.                           811,000   $   70,861,125
Citigroup, Inc.                               2,036,250      110,212,031
                                                             ------------
                                                             181,073,156

BANKING - REGIONAL-5.9%
Bank One Corp.                                1,039,000       39,027,437
Bank of America Corp.                         2,275,000      146,453,125
Wells Fargo Co.                                 911,000       43,614,125
                                                             ------------
                                                             229,094,687

BROKERAGE & MONEY MANAGEMENT-0.9%
Merrill Lynch & Co., Inc.                       440,000       34,540,000

INSURANCE-1.4%
PMI Group, Inc.                                 528,820       27,432,538
The Hartford Financial Services
  Group, Inc.                                   220,000       11,398,750
Travelers Property Casualty
  Corp. C1.A                                    391,900       14,108,400
                                                             ------------
                                                              52,939,688

REAL ESTATE-1.4%
AvalonBay Communities, Inc.                     299,957        9,692,361
Crescent Real Estate Equities Co.               168,700        2,815,181
Equity Office Properties Trust                  907,700       20,082,862
MeriStar Hospitality Corp.                      600,000        9,637,500
ProLogis Trust                                  400,000        7,725,000
Public Storage, Inc.                            205,600        4,960,100
Regency Realty Corp.                             19,200          380,400
                                                             ------------
                                                              55,293,404

MISCELLANEOUS-5.6%
Associates First Capital Corp. C1.A             575,000       20,987,500
Household International, Inc.                 3,600,000      160,650,000
MBNA Corp.                                      765,000       21,133,125
Newcourt Credit Group, Inc. (Canada)            324,700        5,337,256
The CIT Group, Inc. C1.A                        520,100       12,417,388
                                                             ------------
                                                             220,525,269
                                                             ------------
                                                             773,466,204

TECHNOLOGY-14.3%
COMMUNICATION EQUIPMENT-3.3%
Morgan Stanley Group, Inc. Reset PERQS,
  7.0% due 5/22/00 (a)                           19,600       38,953,334
Motorola, Inc.                                  600,000       58,462,500
Nortel Networks Corp.                           276,600       17,131,912
Tellabs, Inc. (b)                               250,000       15,804,688
                                                             ------------
                                                             130,352,434

COMPUTER HARDWARE-0.3%
Compaq Computer Corp.                           545,600       10,366,400

COMPUTER PERIPHERALS-0.4%
Seagate Technology, Inc. (b)                    496,000       14,601,000

COMPUTER SERVICES-5.1%
Computer Sciences Corp. (b)                     958,000       65,802,625
Electronic Data Systems Corp.                   550,300       32,192,550
First Data Corp.                              2,250,000      102,796,875
                                                             ------------
                                                             200,792,050

COMPUTER SOFTWARE-0.6%
Oracle Corp. (b)                                510,000       24,272,812

SEMI-CONDUCTOR COMPONENTS-1.6%
Altera Corp. (b)                                730,400       35,515,700
Atmel Corp. (b)                                 704,100       27,173,859
                                                             ------------
                                                              62,689,559


6


                                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-3.0%
Sanmina Corp. (b)                               646,900   $   58,241,216
Solectron Corp. (b)                             760,200       57,205,050
                                                             ------------
                                                             115,446,266
                                                             ------------
                                                             558,520,521

CONSUMER SERVICES-11.4%
AIRLINES-1.2%
Continental Airlines, Inc. CI. B (b)            415,000       16,807,500
Delta Air Lines, Inc.                           558,000       30,376,125
                                                             ------------
                                                              47,183,625

BROADCASTING & CABLE-3.6%
A.H. Belo Corp. Series A                        988,700       20,144,763
Cablevision Systems Corp. Cl.A (b)              363,286       24,544,510
MediaOne Group, Inc. (b)                        897,600       63,785,700
Media One Group, Inc.
  Premium Income Exchangeable Notes
  6.25%, due 8/15/01 (c)                        320,000       33,280,000
                                                             ------------
                                                             141,754,973

ENTERTAINMENT & LEISURE-2.2%
Carnival Corp.                                  959,300       42,688,850
Royal Caribbean Cruises, Ltd.                   359,500       19,075,969
  7.25% preferred stock Series A                147,000       23,520,000
                                                             ------------
                                                              85,284,819

PRINTING & PUBLISHING-1.4%
Gannett Co., Inc.                               713,000       54,990,125

RETAIL-GENERAL MERCHANDISE-3.0%
Dayton Hudson Corp.                             304,000       19,646,000
Saks, Inc. (b)                                3,850,300       66,177,031
Tommy Hilfiger Corp. (b)                      1,067,400       30,154,050
                                                             ------------
                                                             115,977,081
                                                             ------------
                                                             445,190,623

HEALTH CARE-10.4%
DRUGS-4.1%
Bristol-Myers Squibb Co.                        913,000       70,129,813
Schering-Plough Corp.                         1,812,000       89,694,000
                                                             ------------
                                                             159,823,813

MEDICAL PRODUCTS-1.5%
Abbott Laboratories                           1,450,000       58,543,750

MEDICAL SERVICES-4.8%
Columbia HCA/Healthcare Corp.                 1,500,000       36,187,500
Health Management Associates, Inc.
  Cl. A (b)                                   4,079,500       36,205,562
Tenet Healthcare Corp. (b)                    5,920,100      115,071,944
                                                             ------------
                                                             187,465,006
                                                             ------------
                                                             405,832,569

CONSUMER STAPLES-10.1%
BEVERAGES-3.1%
Coca-Cola Enterprises, Inc.                   1,030,000       26,329,375
Pepsi Bottling Group, Inc.                    5,230,000       95,120,625
                                                             ------------
                                                             121,450,000

COSMETICS-0.9%
Avon Products, Inc.                           1,110,000       35,797,500

FOOD-1.7%
General Mills, Inc.                             168,000       14,647,500
Heinz (H.J.) Co.                                270,000       12,892,500
Nabisco Group Holdings Corp.                  1,933,900       24,778,094
Tyson Foods, Inc. C1.A                          800,000       12,200,000
                                                             ------------
                                                              64,518,094

HOUSEHOLD PRODUCTS-1.7%
Colgate-Palmolive Co.                         1,100,000       66,550,000

RETAIL-FOOD & DRUG-2.0%
Kroger Co. (b)                                3,701,000       77,027,063

TOBACCO-0.7%
Philip Morris Cos., Inc.                      1,097,250       27,636,984
                                                             ------------
                                                             392,979,641


7


PORTFOLIO OF INVESTMENTS (CONTINUED)              ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
ENERGY-9.4%
DOMESTIC INTEGRATED-4.4%
Atlantic Richfield Co.                          400,000   $   37,275,000
Kerr-McGee Corp.                                679,300       36,512,375
USX-Marathon Group                            3,370,000       98,151,250
                                                             ------------
                                                             171,938,625

DOMESTIC PRODUCERS-1.7%
Murphy Oil Corp.                                306,500       17,183,156
Shell Transport & Trading Co.
  (ADR) (United Kingdom)                      1,100,000       50,462,500
                                                             ------------
                                                              67,645,656

INTERNATIONAL-0.6%
Repsol S.A. (ADR) (Spain)                     1,196,800       24,534,400

OIL SERVICE-2.2%
Noble Drilling Corp. (b)                      2,969,400       65,883,563
Transocean Offshore, Inc.                       730,000       19,846,875
                                                             ------------
                                                              85,730,438

MISCELLANEOUS-0.5%
AES Corp. (b)                                   316,300       17,851,181
                                                             ------------
                                                             367,700,300

UTILITIES-8.5%
ELECTRIC & GAS UTILITY-5.0%
CMS Energy Corp.                                620,000       22,862,500
Consolidated Edison, Inc.                     1,490,300       56,910,831
Duke Power Energy Corp.                         630,000       35,595,000
FPL Group, Inc.                                 918,000       46,186,875
GPU, Inc.                                       530,000       17,986,875
Pinnacle West Capital Corp.                     415,000       15,303,125
                                                             ------------
                                                             194,845,206

TELEPHONE UTILITY-3.5%
AT&T Corp.                                      956,923       44,736,150
BellSouth Corp.                               1,560,000       70,200,000
MCI WorldCom, Inc. (b)                          251,950       21,612,586
                                                             ------------
                                                             136,548,736
                                                             ------------
                                                             331,393,942

MULTI-INDUSTRY
COMPANIES-4.6%
Honeywell, Inc.                                 255,000       26,886,562
Tyco International Ltd.                       3,060,000      122,208,750
U.S. Industries, Inc.                         2,069,200       30,650,025
                                                             ------------
                                                             179,745,337

BASIC INDUSTRY-2.6%
CHEMICALS-2.6%
Dow Chemical Co.                                180,000       21,285,000
Eastman Chemical Co.                            350,000       13,496,875
Lyondell Chemical Co.                         3,840,000       46,560,000
Solutia, Inc.                                 1,075,000       18,476,563
                                                             ------------
                                                              99,818,438

CAPITAL GOODS-1.3%
MISCELLANEOUS-1.3%
Allied-Signal, Inc.                             101,000        5,750,688
United Technologies Corp.                       748,200       45,266,100
                                                             ------------
                                                              51,016,788

CONSUMER MANUFACTURING-1.0%
BUILDING & RELATED-1.0%
Masco Corp.                                   1,270,000       38,735,000

TRANSPORTATION-0.5%
RAILROAD-0.5%
Union Pacific Capital Trust
  6.25%, 4/01/28
  Convertible preferred stock (d)               444,000       21,478,500

Total Common & Preferred Stocks
  (cost $3,310,867,078)                                    3,665,877,863
                                                             ------------


8


                                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

                                                 PRINCIPAL
                                                  AMOUNT
COMPANY                                            (000)           VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-6.0%
COMMERCIAL PAPER-3.1%
Prudential Funding Corp.
  5.18%, 11/01/99                              $ 30,000   $   30,000,000
  5.22%, 11/15/99                                45,000       44,908,650
  5.25%, 11/01/99                                45,000       45,000,000

Total Commercial Paper
  (cost $119,908,650)                                        119,908,650

TIME DEPOSIT-2.9%
State Street Euro Dollar
  4.875%, 11/01/99
  (cost $115,939,000)                           115,939      115,939,000

Total Short-Term Investments
  (cost $235,847,650)                                        235,847,650

TOTAL INVESTMENTS-99.9%
  (cost $3,546,714,728)                                   $3,901,725,513
Other assets less liabilities-0.1%                             2,117,685

NET ASSETS-100%                                           $3,903,843,198


(a) Reset performance equity-linked redemption quarterly pay security. Based on Nokia 7.00%, 5/22/00 convertible bond.

(b)  Non-income producing security.

(c) Premium Income Exchangeable note which is convertible to Vodafone Airtouch PLC until 8/15/01 at a rate of 2.0253 shares of Vodafone Airtouch for every share of the exchangeable note.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, this security amounted to $21,478,500 or 0.5% of net assets.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


9


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $3,546,714,728)     $3,901,725,513
  Cash                                                                     606
  Receivable for investment securities sold                         46,536,933
  Receivable for capital stock sold                                 30,808,598
  Dividends and interest receivable                                  3,727,973
  Total assets                                                   3,982,799,623

LIABILITIES
  Payable for investment securities purchased                       66,479,251
  Payable for capital stock redeemed                                 8,779,354
  Advisory fee payable                                               1,442,134
  Distribution fee payable                                             784,635
  Accrued expenses and other liabilities                             1,471,051
  Total liabilities                                                 78,956,425

NET ASSETS                                                      $3,903,843,198

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $   10,626,192
  Additional paid-in capital                                     3,356,658,377
  Accumulated net realized gain on investments and foreign
    currency transactions                                          181,547,844
  Net unrealized appreciation of investments                       355,010,785
                                                                $3,903,843,198

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($1,503,873,725/406,370,981 shares of capital stock
    issued and outstanding)                                              $3.70
  Sales charge--4.25% of public offering price                             .16
  Maximum offering price                                                 $3.86

  CLASS B SHARES
  Net asset value and offering price per share
    ($1,842,045,354/503,914,159 shares of capital stock
    issued and outstanding)                                              $3.66

  CLASS C SHARES
  Net asset value and offering price per share
    ($518,184,744/141,615,022 shares of capital stock
    issued and outstanding)                                              $3.66

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($39,739,375/10,719,077 shares of capital stock issued
    and outstanding)                                                     $3.71


See notes to financial statements.


10


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999                       ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $105,344)                                $ 44,981,207
  Interest                                         6,797,826      $ 51,779,033

EXPENSES
  Advisory fee                                    13,402,371
  Distribution fee - Class A                       3,081,790
  Distribution fee - Class B                      12,625,937
  Distribution fee - Class C                       3,197,078
  Transfer agency                                  4,465,567
  Registration                                       658,192
  Printing                                           553,878
  Custodian                                          279,891
  Taxes                                              171,750
  Audit and legal                                    137,603
  Administrative                                     130,000
  Directors' fees                                     40,000
  Miscellaneous                                      110,394
  Total expenses                                                    38,854,451
  Net investment income                                             12,924,582

REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
  Net realized gain on investments and
    foreign currency transactions                                  192,308,395
  Net change in unrealized appreciation
    of investments and other assets                                178,150,302
  Net gain on investments                                          370,458,697

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $383,383,279


See notes to financial statements.


11


STATEMENT OF CHANGES IN NET ASSETS                ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

                                                YEAR ENDED        YEAR ENDED
                                                OCTOBER 31,       OCTOBER 31,
                                                   1999              1998
                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                       $   12,924,582    $   10,090,007
  Net realized gain on investments and
    foreign currency transactions                192,308,395       208,599,998
  Net change in unrealized appreciation
    of investments and other assets              178,150,302       (20,404,838)
  Net increase in net assets from
    operations                                   383,383,279       198,285,167

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                      (10,978,013)      (11,056,910)
    Class B                                       (1,193,038)       (3,430,012)
    Class C                                         (340,026)         (790,836)
    Advisor Class                                   (413,505)          (59,998)
  Distributions in excess of net
    investment income
    Class A                                       (2,635,795)               -0-
    Class B                                       (4,325,312)               -0-
    Class C                                       (1,051,612)               -0-
    Advisor Class                                    (68,102)               -0-
  Net realized gain on investments
    Class A                                     (101,835,187)     (104,156,500)
    Class B                                      (83,069,507)      (62,542,206)
    Class C                                      (18,905,921)      (14,674,879)
    Advisor Class                                 (2,466,651)         (419,910)

CAPITAL STOCK TRANSACTIONS
  Net increase                                 1,768,774,181       624,116,466
  Total increase                               1,924,874,791       625,270,382

NET ASSETS
  Beginning of year                            1,978,968,407     1,353,698,025
  End of year (including undistributed net
    investment income of $392,954 at
    October 31, 1998)                         $3,903,843,198    $1,978,968,407


See notes to financial statements.


12


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent,


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)         ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to a distribution reclass, resulted in a net increase in undistributed net investment income and a corresponding decrease in accumulated net realized gain on investment and foreign currency transactions. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $130,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended October 31, 1999.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,157,091 for the year ended October 31, 1999.

For the year ended October 31, 1999, the Fund's expenses were reduced by $233,735 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $887,635 from the sale of Class A shares and $44,509, $2,030,158 and $93,970 contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 1999.

Brokerage commissions paid on investment transactions for the year ended October 31, 1999 amounted to $5,724,116 of which $288,596 was paid to Donaldson, Lufkin & Jenrette ("DLJ"), none was paid to brokers utilizing the services of the Pershing Division of DLJ, an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $55,277,710 and $4,475,791 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $2,773,470,247 and $1,307,872,291, respectively, for the year ended October 31, 1999. There were no purchases and sales of U.S. government and government agency obligations for the year ended October 31, 1999.


14


                                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

At October 31, 1999, the cost of investments for federal income tax purposes was $3,546,714,728. Gross unrealized appreciation of investments was $582,606,308 and gross unrealized depreciation of investments was $227,595,523 resulting in net unrealized appreciation of $355,010,785.

1. OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the year ended October 31, 1999, the Fund did not engage in any option transactions.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED
                     OCTOBER 31,     OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                        1999            1998          1999            1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold          266,731,095    98,222,812   $ 985,863,971   $ 334,903,712
Shares issued in
  reinvestment of
  dividends and
  distributions       29,166,983    29,831,349      95,788,917      93,523,259
Shares converted
  from Class B         8,428,713     8,647,040      30,944,166      29,353,090
Shares redeemed     (185,377,812)  (75,720,075)   (679,918,852)   (257,505,502)
Net increase         118,948,979    60,981,126   $ 432,678,202   $ 200,274,559


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)         ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1999           1998          1999            1998
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold          315,902,586   121,143,305   $1,159,077,903   $ 410,581,531
Shares issued in
  reinvestment of
  dividends and
  distributions       25,381,823    19,847,882       82,271,405      61,492,874
Shares converted
  to Class A          (8,521,989)   (8,725,071)     (30,944,166)    (29,353,090)
Shares redeemed      (60,128,994)  (33,250,320)    (216,203,721)   (109,755,296)
Net increase         272,633,426    99,015,796   $  994,201,421   $ 332,966,019

CLASS C
Shares sold          118,343,783    33,804,199   $  434,581,429   $ 114,565,500
Shares issued in
  reinvestment of
  dividends and
  distributions        5,905,999     4,670,589       19,162,910      14,469,664
Shares redeemed      (35,284,710)  (16,673,562)    (127,778,856)    (55,675,053)
Net increase          88,965,072    21,801,226   $  325,965,483   $  73,360,111

ADVISOR CLASS
Shares sold            8,361,148     7,117,703   $   31,420,736   $  22,635,129
Shares issued in
  reinvestment of
  dividends and
  distributions          880,164       143,377        2,915,175         450,418
Shares redeemed       (5,138,358)   (1,567,478)     (18,406,836)     (5,569,770)
Net increase           4,102,954     5,693,602   $   15,929,075   $  17,515,777


NOTEF: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 1999.


16


FINANCIAL HIGHLIGHTS                              ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.44        $3.48        $3.00        $2.71        $2.35

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .03(a)       .03(a)       .04(a)       .05          .02
Net realized and unrealized gain on
  investment transactions                        .62          .43          .87          .50          .52
Net increase in net asset value
  from operations                                .65          .46          .91          .55          .54

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.03)        (.04)        (.05)        (.05)        (.06)
Distributions in excess of net
  investment income                             (.01)          -0-          -0-          -0-          -0-
Distributions from net realized gains           (.35)        (.46)        (.38)        (.21)        (.12)
Total dividends and distributions               (.39)        (.50)        (.43)        (.26)        (.18)

Net asset value, end of year                   $3.70        $3.44        $3.48        $3.00        $2.71

TOTAL RETURN
Total investment return based on
  net asset value (b)                          20.48%       14.70%       33.28%       21.51%       24.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)   $1,503,874     $988,965     $787,566     $553,151     $458,158
Ratio of expenses to average net assets          .93%         .93%(c)      .92%(c)      .97%        1.05%
Ratio of net investment income to
  average net assets                             .87%         .96%        1.39%        1.73%        1.88%
Portfolio turnover rate                           48%          89%          88%          88%         142%


See footnote summary on page 20.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.41        $3.45        $2.99        $2.69        $2.34

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)      .01(a)       .02(a)       .03          .01
Net realized and unrealized gain on
  investment transactions                        .62          .43          .85          .51          .49
Net increase in net asset value
  from operations                                .62          .44          .87          .54          .50

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.02)        (.03)        (.03)        (.03)
Distributions in excess of net
  investment income                             (.02)          -0-          -0-          -0-          -0-
Distributions from net realized gains           (.35)        (.46)        (.38)        (.21)        (.12)
Total dividends and distributions               (.37)        (.48)        (.41)        (.24)        (.15)
Net asset value, end of year                   $3.66        $3.41        $3.45        $2.99        $2.69

TOTAL RETURN
Total investment return based on
  net asset value (b)                          19.56%       14.07%       31.83%       21.20%       22.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)   $1,842,045     $787,730     $456,399     $235,263     $136,758
Ratio of expenses to average net assets         1.70%        1.72%(c)     1.72%(c)     1.78%        1.86%
Ratio of net investment income to
  average net assets                             .09%         .17%         .56%         .91%        1.05%
Portfolio turnover rate                           48%          89%          88%          88%         142%


See footnote summary on page 20.


18


                                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                         CLASS C
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.41        $3.45        $2.99        $2.70        $2.34

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)      .01(a)       .02(a)       .03          .01
Net realized and unrealized gain on
  investment transactions                        .62          .43          .85          .50          .50
Net increase in net asset value
  from operations                                .62          .44          .87          .53          .51

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.02)        (.03)        (.03)        (.03)
Distributions in excess of net
  investment income                             (.02)          -0-          -0-          -0-          -0-
Distributions from net realized gains           (.35)        (.46)        (.38)        (.21)        (.12)
Total dividends and distributions               (.37)        (.48)        (.41)        (.24)        (.15)
Net asset value, end of year                   $3.66        $3.41        $3.45        $2.99        $2.70

TOTAL RETURN
Total investment return based on
  net asset value (b)                          19.56%       14.07%       31.83%       20.72%       23.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $518,185     $179,487     $106,526      $61,356      $35,835
Ratio of expenses to average net assets         1.69%        1.72%(c)     1.71%(c)     1.76%        1.84%
Ratio of net investment income to
  average net assets                             .11%         .18%         .58%         .93%        1.04%
Portfolio turnover rate                           48%          89%          88%          88%         142%


See footnote summary on page 20.


19


FINANCIAL HIGHLIGHTS (CONTINUED)                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                               ADVISOR CLASS
                                            ----------------------------------------------------
                                                                                    OCTOBER 2,
                                                     YEAR ENDED OCTOBER 31,         1996(D) TO
                                            -------------------------------------   OCTOBER 31,
                                                1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.44        $3.48        $3.00        $2.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .04(a)       .04(a)       .05(a)        -0-
Net realized and unrealized gain on
  investment transactions                        .63          .43          .87          .03
Net increase in net asset value
  from operations                                .67          .47          .92          .03

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.04)        (.05)        (.06)          -0-
Distributions in excess of net
  investment income                             (.01)          -0-          -0-          -0-
Distributions from net realized gains           (.35)        (.46)        (.38)          -0-
Total dividends and distributions               (.40)        (.51)        (.44)          -0-
Net asset value, end of period                 $3.71        $3.44        $3.48        $3.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                          21.03%       14.96%       33.61%        1.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $39,739      $22,786       $3,207          $87
Ratio of expenses to average net assets          .68%         .76%(c)      .71%(c)      .37%(e)
Ratio of net investment income to
  average net assets                            1.12%        1.14%        1.42%        3.40%(e)
Portfolio turnover rate                           48%          89%          88%          88%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below, the net expense ratios were as follows:

                                              YEAR ENDED OCTOBER 31,
                                             -----------------------
                                                1998         1997
                                             ----------   ----------
     Class A                                     .92%         .91%
     Class B                                    1.71%        1.71%
     Class C                                    1.71%        1.70%
     Advisor Class                               .75%         .70%


(d)  Commencement of distribution.

(e) Annualized.


20


REPORT OF INDEPENDENT ACCOUNTANTS                 ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCE GROWTH AND INCOME FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth and Income Fund, Inc. (the "Fund") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
December 16, 1999


TAX INFORMATION
_______________________________________________________________________________

In order to meet certain requirements of the Internal Revenue Code we are advising you that the Fund paid $182,768,676 of capital gain distributions during the fiscal year ended October 31, 1999, which are subject to a maximum tax rate of 20%.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2000.


21


                                                  ALLIANCE GROWTH & INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PAUL C. RISSMAN, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
FRANK CARUSO, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


22


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
    Quality Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Limited Maturity Government Fund
Alliance Mortgage Securities Income Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Health Care Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


23


ALLIANCE GROWTH & INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GTHAR1099